Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes

13.	INCOME TAXES
The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and subsidiaries of VIEs in the PRC. It also has subsidiaries mainly in Hong Kong, Singapore and Japan.
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Cheetah Technology, HK Zoom, Cheetah Information, Cheetah Mobile Hong Kong and Multicloud Limited are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5%.
Singapore
Cheetah Mobile Singapore is incorporated in Singapore and is subject to Singapore corporate income tax rate of 17% in 2015. Started from 2016, the Singapore Economic Development Board (“EDB”) provides a tax holiday of a reduced corporate tax rate at 5% on incremental income from qualifying activities to Cheetah Mobile Singapore for ten years from 2016 to 2025 under the Development Expansion Incentive (“DEI”) scheme. In consideration of the change in business environment, Cheetah Singapore was no longer eligible for the DEI scheme in 2019, and Cheetah Singapore is subject to
17
% income tax rate from 2019.
Japan
Kingsoft Japan is incorporated in Japan with
paid-in
capital in excess of Japanese Yen (“JPY”) 100 million and is subject to a national corporate income tax rate of 23.4% and 23.2% since April 1, 2016 and April 1, 2018. The subsidiary of Kingsoft Japan with paid-in
capital of no more than JPY100 million is taxed at a tax rate of 15% on first JPY8 million and at 23.2% on the portion over JPY8 million from April 1, 2018. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.
PRC
The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.
Beijing Security, being qualified as High New Technology Enterprise (“HNTE”), is entitled to the preferential income tax rate of 15% from 2020 to 2022. As qualified HNTEs, Conew Network and Beijing Kingsoft Cheetah Technology Co., Ltd. are entitled to the preferential income tax rate of 15% from 2018 to 2020; And Beijing Network are entitled to the preferential income tax rate of 15% from 2019 to 2021; Antutu is entitled to the preferential income tax rate of 15% from 2020 to 2022.
Pursuant to Ministry of Finance and State Administration of Taxation Announcement [2019] No.68, new Software development enterprise are each entitled to a tax holiday of two-year
full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year prior to December 31, 2018. Zhuhai Baoqu Technology Co., Ltd. being qualifying as a new software development enterprise in the first year is entitled to a tax holiday of 50% EIT exemption in 2020.
Without the tax holidays and preferential tax, the Group’s income tax expenses would have increased by RMB60,258 for the year ended December 31,

2018 and decreased by RMB84,520 and RMB18,671 (US$2,861) for the years ended December 31, 2019 and 2020, respectively. The impacts of the tax holidays and preferential tax rates were an increase in the basic
earnings per share of RMB0.0429 for the
year ended December 31, 2018 and a decrease in the loss per share of RMB
0.0617
for the
year ended December 31, 2019 and
a
decrease in the basic earnings per share
of RMB
0.0133
(US$
0.0020
) for the year ended December 31, 2020, respectively.
Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC
tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.
Income (loss) before income taxes consists of:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
PRC	142,077	(589,752)	(325,686)	(49,914)
Non-PRC	1,127,646	224,065	833,933	127,806

Total	1,269,723	(365,687)	508,247	77,892

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current income tax expenses	108,935	1,923	106,718	16,356
Deferred income tax (benefits) expenses	8,065	5,981	(9,628)	(1,476)

Income tax expenses	117,000	7,904	97,090	14,880

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Income (loss) before income tax	1,269,723	(365,687)	508,247	77,892
Income tax expense computed at the PRC statutory tax rate of 25%	317,431	(91,423)	127,062	19,473
Effect of different tax rates in different jurisdictions	(192,671)	(178,059)	(150,466)	(23,060)
Effect of tax holiday and preferential tax rates	(61,434)	84,520	18,671	2,861
Research and development super-deduction	(90,521)	(105,443)	(46,153)	(7,073)
Non-taxable income(i)	(46,031)	(15,804)	(44,177)	(6,770)
Non-deductible expenses(ii)	22,561	165,580	21,681	3,323
Effect of change in tax rate	1,176	(7,991)	—	—
Outside basis difference on investment	41,386	(30,681)	(17,482)	(2,679)
Withholding tax and others	55,712	(5,470)	97,270	14,907
Changes in valuation allowance	69,391	192,675	90,684	13,898

Income tax expenses	117,000	7,904	97,090	14,880

(i)	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	177,107	257,328	39,437
Equity investment loss	47,202	45,958	7,043
Provision for doubtful accounts	17,675	22,435	3,438
Intangible assets and accrued expenses	6,787	7,952	1,219
Deferred revenue	2,153	2,153	330
Government subsidies	100	—	—
Share-based compensation	2,584	3,223	494
Fixed assets depreciation	4	4,414	676
Intercompany transfer of long-lived assets	11,514	2,921	448
Others	(3,907)	5,306	813
Valuation allowance	(229,268)	(328,956)	(50,415)

Deferred tax assets	31,951	22,734	3,483

Deferred tax liabilities:
Outside basis difference on investment	78,211	57,341	8,786
Equity method investment	4,567	6,063	929
Right-of-use asset and others	69	4,225	648

Deferred tax liabilities	82,847	67,629	10,363

	As of December 31,
	2020
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	15,607	2,392
Deferred tax liabilities	60,502	9,272
The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2019, and 2020, the Group’s total deferred tax assets before valuation allowances were RMB261,219 and RMB351,690 (US$53,898) respectively. As of December 31, 2019 and 2020, the Group recorded valuation allowances of RMB229,268 and RMB328,956 (US$50,415), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not
to be realized.
Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB722,056 and RMB781,772 (US$119,812) on December 31, 2019 and 2020, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at
10
%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB36,103 to RMB72,206 and RMB39,089 (US$5,991) to RMB78,177 (US$11,981) as of December 31, 2019 and 2020, respectively.

As of December 31, 2020, the Group had taxable losses of approximately RMB1,796,310 (US$275,297) primarily deriving from entities in the PRC, Hong Kong and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from 2021 to 2030 and Hong Kong and Singapore taxable loss can be carried forward without an expiration date.
Unrecognized tax benefits
As of December 31, 2019 and 2020, the Group had unrecognized tax benefits of RMB65,936 and RMB179,492 (US$27,508), of which RMB25,746 and RMB17,445 (US$2,674), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB40,190 and RMB162,047 (US$24,834), respectively were presented in the other non-current
liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2019 and 2020 were primarily related to the tax-deduction
of share-based compensation expenses and disposal of long-term investments. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2019, and 2020, there were RMB40,190 and RMB162,047 (US$24,834) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2019	2020
	RMB	RMB	US$
Balance at January 1	76,208	65,936	10,105
Additions based on tax positions related to current year	3,853	138,583	21,238
Reversal based on tax positions related to prior years	(12,655)	(25,027)	(3,835)
Decrease related to deconsolidation of Live.me	(1,470)	—	—

Balance at December 31	65,936	179,492	27,508

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2019 and 2020, the Group recognized approximately RMB4,416 and reversed RMB9,099 (US$1,394) in interest, respectively. The Group had approximately RMB21,165 and RMB12,066 (US$1,849) accrued interest as of December 31, 2019 and 2020, respectively. The Group did not record any penalties related to unrecognized tax benefits.
As of December 31, 2020, the tax years ended December 31, 2015 through 2020 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2015 through 2020 for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2014 through 2020 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.